ACQUISITIONS	12 Months Ended
Jun. 30, 2021
ACQUISITIONS
ACQUISITIONS

NOTE 2 – ACQUISITIONS

REDEEEM, LLC ASSETS

On May 21, 2021 (“Closing Date”), the Company through its wholly owned subsidiary Redeem Acquisition Corp executed an asset purchase agreement for the acquisition of all the assets and specific liabilities of Redeeem, LLC, a California limited liability company (“Redeeem”). The asset purchase agreement identifies the seller parties as Redeeem, LLC and Kyle Hill. The purchase price consisted of an aggregate cash payment of $1,210,000, 452,929 shares of the Company’s common stock valued at $1.21 million at $2.6715 per share, and a cash payment of $166,000 relating to specific liabilities. Redeeem was founded in 2018 and is a fintech platform that empowers businesses to digitize any asset and build their own blockchain-based payment solutions. On the Closing Date, Redeeem became our wholly-owned subsidiary. The Company is accounting for the transaction under the purchase method of accounting in accordance with the provisions of ASC Topic 805 Business Combinations (ASC 805).

On May 21, 2021, the Company entered into an employment agreement with Kyle Hill to continue serving as President of Troika IO and reporting directly to the CEO of the Company.  The executive will be compensated at $300,000 in base salary per year and the contract is three years with automatic renewal annually unless either party has given written notice of termination.

PURCHASE PRICE

The purchase price consisted of an aggregate cash payment of $1,210,000, 452,929 shares of the Company’s common stock valued at $1.21 million at $2.6715 per share, and the payment of $166,000 in specific liabilities. On the closing date, the Redeeem assets were placed into a wholly owned subsidiary of TMG.  Concurrent with the purchase agreement, TMG also entered into employment agreements with all essential staff including Kyle Hill who will continue serving as President of Troika IO and reporting directly to the CEO of TMG.  In addition to the purchase price detailed above, the Company also agreed to provide 3,623,433 shares of the Company’s common stock valued at $9.68 million at $2.6715 per share to Redeeem’s employees which will be vested over three years.   The Company recognized $362,000 in stock-based compensation relating to the vested portion of this deferred compensation.  For further detail, please see Note 12 – Stockholders’ Equity.

The Company has estimated the fair value of the consideration due as follows:

Cash paid at Closing	$1,210,000
Fair value of common stock to be issued	1,210,000
Payment of liabilities	166,000
Total purchase price	$2,586,000

As per the asset purchase agreement, the strike price of $2.6715 per share was calculated using the average daily closing price of the Company’s common stock fourteen days prior to the closing date and fourteen days after the closing date.

                The purchase price included the payment of $166,000 for specific liabilities that were incurred by Redeeem, LLC prior to the acquisition.  The liabilities related to operating costs incurred in the normal course of business and were paid by the Company immediately after the acquisition.

PURCHASE PRICE ALLOCATION

The acquisition purchase price is allocated based on the fair values of the assets acquired which are based on third-party appraisals.  The goodwill value was determined using a third-party’s valuation of Redeeem who assigned a total value of $2,586,000 of intangible assets and goodwill.   As per TMG policy, the intangible and goodwill values will be reassessed at its next fiscal year ending June 30, 2022.

The following table summarizes the allocation of the purchase price of the assets acquired related to the acquisition:

Intangible assets:
Technology	520,000
Tradename	60,000	$580,000
Goodwill		2,006,000

		2,586,000
Consideration

UNAUDITED PRO FORMA OPERATING RESULTS

The following unaudited pro forma information presents the combined results of operations as if the acquisition of Redeeem, LLC, had been completed on July 1, 2019.

	For the Year Ended June 30,	For the Year Ended June 30,
	2020	2021
Project Revenues	$24,662,000	$16,217,000
Cost of revenues	(11,636,000)	(7,504,000)
Gross profit	13,026,000	8,713,000
Operating expenses	(25,143,000)	(25,419,000)
EBITDA	(12,117,000)	(16,706,000)
Other income and (expenses)	(2,362,000)	695,000
Net loss	$(14,479,000)	$(16,010,000)

Basic loss per share	$(0.94)	$(1.03)

The Company is currently analyzing the tax implications of the acquisition of Redeeem, LLC however it is not believed to have a material impact.

INTANGIBLE ASSETS

Intangible assets consist of technology and tradename which will be amortized on a straight-line basis over their estimated useful lives. The estimated lives of each component is as follows:

Intangible Asset	Life in Years
Technology	5
Tradename	3

The estimated fair values of the identifiable intangible assets, which includes technology and tradename were primarily determined using either the relief-from-royalty or excess earnings methods. The rates utilized to discount net cash flows to their present values was 25% and was determined after consideration of the overall enterprise rate of return and the relative risk and importance of the assets to the generation of future cash flows. The estimated fair values of the studio relationships and content library were determined under the cost method.